PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Reconciliation of Defined Benefit Obligation, Plan Assets and Statements of Financial Position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Return on plan assets less than discount rate	$ 404	$ (576)
Recognized liabilities	(2,741)	(2,606)
Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	1,499
Balance at end of the period	1,548	1,499
Present value of the wholly or partly funded obligation	(4,198)	(3,895)
Fair value of plan assets	3,771	3,466
Net present value of the wholly or partly funded obligation	(427)	(429)
Present value of the unfunded obligation	(1,086)	(1,037)
Prepaid due to unrecoverable surpluses	(35)	(33)
Net amount recognized	(1,548)	(1,499)
Net assets related to funded obligations	46	44
Recognized liabilities	(1,594)	(1,543)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(33)	(33)
Interest cost on unrecoverable surplus	(2)	(1)
Change in unrecoverable surplus in excess of interest	1	(1)
Exchange rates changes	(1)	2
Unrecoverable surplus at end of the period	(35)	(33)
Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	4,932	6,739
Current service cost	74	99
Interest cost on DBO	267	183
Past service cost - Plan amendments	9	5
Past service cost - Curtailments	(6)	(26)
Plan participants’ contribution	1	1
Actuarial (gain) loss	272	(1,287)
Demographic assumptions	15	42
Financial assumptions	246	(1,452)
Experience adjustment	11	123
Benefits paid	(382)	(388)
Divestment (see note 2.3)	(50)
Foreign currency exchange rate differences and other movements	167	(394)
Balance at end of the period	5,284	4,932
Net amount recognized	(5,284)	(4,932)
Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(3,466)	(4,496)
Interest cost on DBO	(183)	(130)
Plan participants’ contribution	(1)	(1)
Benefits paid	297	296
Foreign currency exchange rate differences and other movements	(108)	225
Return on plan assets less than discount rate	221	(705)
Employer contribution	89	65
Balance at end of the period	(3,771)	(3,466)
Net amount recognized	3,771	3,466
Canada | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	2
Balance at end of the period	9	2
Present value of the wholly or partly funded obligation	(2,487)	(2,364)
Fair value of plan assets	2,517	2,400
Net present value of the wholly or partly funded obligation	30	36
Present value of the unfunded obligation	(11)	(11)
Prepaid due to unrecoverable surpluses	(28)	(27)
Net amount recognized	(9)	(2)
Net assets related to funded obligations	42	39
Recognized liabilities	(51)	(41)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(27)	(28)
Interest cost on unrecoverable surplus	(2)	(1)
Change in unrecoverable surplus in excess of interest	1	0
Exchange rates changes	0	2
Unrecoverable surplus at end of the period	(28)	(27)
Canada | Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	2,375	3,306
Current service cost	14	24
Interest cost on DBO	120	95
Past service cost - Plan amendments	0	9
Past service cost - Curtailments	0	0
Plan participants’ contribution	0	0
Actuarial (gain) loss	130	(647)
Demographic assumptions	4	0
Financial assumptions	123	(678)
Experience adjustment	3	31
Benefits paid	(193)	(208)
Divestment (see note 2.3)	0
Foreign currency exchange rate differences and other movements	52	(204)
Balance at end of the period	2,498	2,375
Net amount recognized	(2,498)	(2,375)
Canada | Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(2,400)	(3,163)
Interest cost on DBO	(118)	(87)
Plan participants’ contribution	0	0
Benefits paid	192	206
Foreign currency exchange rate differences and other movements	(54)	193
Return on plan assets less than discount rate	118	(473)
Employer contribution	19	22
Balance at end of the period	(2,517)	(2,400)
Net amount recognized	2,517	2,400
Brazil | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	43
Balance at end of the period	60	43
Present value of the wholly or partly funded obligation	(507)	(431)
Fair value of plan assets	451	391
Net present value of the wholly or partly funded obligation	(56)	(40)
Present value of the unfunded obligation	0	0
Prepaid due to unrecoverable surpluses	(4)	(3)
Net amount recognized	(60)	(43)
Net assets related to funded obligations	0	0
Recognized liabilities	(60)	(43)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(3)	(2)
Interest cost on unrecoverable surplus	0	0
Change in unrecoverable surplus in excess of interest	0	(1)
Exchange rates changes	(1)	0
Unrecoverable surplus at end of the period	(4)	(3)
Brazil | Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	431	398
Current service cost	0	0
Interest cost on DBO	43	39
Past service cost - Plan amendments	0	0
Past service cost - Curtailments	0	0
Plan participants’ contribution	0	0
Actuarial (gain) loss	38	0
Demographic assumptions	0	0
Financial assumptions	33	(31)
Experience adjustment	5	31
Benefits paid	(40)	(36)
Divestment (see note 2.3)	0
Foreign currency exchange rate differences and other movements	35	30
Balance at end of the period	507	431
Net amount recognized	(507)	(431)
Brazil | Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(391)	(376)
Interest cost on DBO	(39)	(34)
Plan participants’ contribution	0	0
Benefits paid	40	36
Foreign currency exchange rate differences and other movements	(31)	(26)
Return on plan assets less than discount rate	26	(9)
Employer contribution	4	0
Balance at end of the period	(451)	(391)
Net amount recognized	451	391
Europe | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	1,205
Balance at end of the period	1,217	1,205
Present value of the wholly or partly funded obligation	(1,173)	(1,072)
Fair value of plan assets	773	647
Net present value of the wholly or partly funded obligation	(400)	(425)
Present value of the unfunded obligation	(814)	(777)
Prepaid due to unrecoverable surpluses	(3)	(3)
Net amount recognized	(1,217)	(1,205)
Net assets related to funded obligations	4	4
Recognized liabilities	(1,221)	(1,209)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(3)	(3)
Interest cost on unrecoverable surplus	0	0
Change in unrecoverable surplus in excess of interest	0	0
Exchange rates changes	0	0
Unrecoverable surplus at end of the period	(3)	(3)
Europe | Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	1,849	2,751
Current service cost	48	63
Interest cost on DBO	69	26
Past service cost - Plan amendments	3	(4)
Past service cost - Curtailments	(6)	(26)
Plan participants’ contribution	1	1
Actuarial (gain) loss	88	(645)
Demographic assumptions	10	(1)
Financial assumptions	86	(699)
Experience adjustment	(8)	55
Benefits paid	(121)	(117)
Divestment (see note 2.3)	0
Foreign currency exchange rate differences and other movements	56	(200)
Balance at end of the period	1,987	1,849
Net amount recognized	(1,987)	(1,849)
Europe | Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(647)	(918)
Interest cost on DBO	(25)	(8)
Plan participants’ contribution	(1)	(1)
Benefits paid	64	52
Foreign currency exchange rate differences and other movements	(23)	58
Return on plan assets less than discount rate	75	(213)
Employer contribution	66	43
Balance at end of the period	(773)	(647)
Net amount recognized	773	647
Other | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	249
Balance at end of the period	262	249
Present value of the wholly or partly funded obligation	(31)	(28)
Fair value of plan assets	30	28
Net present value of the wholly or partly funded obligation	(1)	0
Present value of the unfunded obligation	(261)	(249)
Prepaid due to unrecoverable surpluses	0	0
Net amount recognized	(262)	(249)
Net assets related to funded obligations	0	1
Recognized liabilities	(262)	(250)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	0	0
Interest cost on unrecoverable surplus	0	0
Change in unrecoverable surplus in excess of interest	0	0
Exchange rates changes	0	0
Unrecoverable surplus at end of the period	0	0
Other | Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	277	284
Current service cost	12	12
Interest cost on DBO	35	23
Past service cost - Plan amendments	6	0
Past service cost - Curtailments	0	0
Plan participants’ contribution	0	0
Actuarial (gain) loss	16	5
Demographic assumptions	1	43
Financial assumptions	4	(44)
Experience adjustment	11	6
Benefits paid	(28)	(27)
Divestment (see note 2.3)	(50)
Foreign currency exchange rate differences and other movements	24	(20)
Balance at end of the period	292	277
Net amount recognized	(292)	(277)
Other | Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(28)	(39)
Interest cost on DBO	(1)	(1)
Plan participants’ contribution	0	0
Benefits paid	1	2
Foreign currency exchange rate differences and other movements	0	0
Return on plan assets less than discount rate	2	(10)
Employer contribution	0	0
Balance at end of the period	(30)	(28)
Net amount recognized	$ 30	$ 28